May 01, 2021
VOYA INVESTORS TRUST
Voya Large Cap Growth Portfolio
(the "Portfolio")
Supplement dated June 15, 2021
to the Portfolio's Adviser Class, Institutional Class, Class R6,
Service Class and Service 2 Class Prospectus
and related Summary Prospectus
(each a "Prospectus" and collectively the "Prospectuses"),
each dated May 1, 2021
On May 27, 2021, the Board of Trustees of Voya Investors Trust (the "Board") approved a proposal to change the classification of Voya Large
Cap
Growth Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified" and to approve manager-of-managers relief ("MOM" relief). A proxy statement detailing the proposed changes to the Portfolio's diversification classification and MOM relief is expected to be mailed to the Portfolio's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Portfolio's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.
The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.